Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 2.1%
7,300	(1)	AMC Networks, Inc.	$163,228	0.1
2,170		Electronic Arts, Inc.	240,740	0.1
15,997		Fox Corp. - Class A	560,215	0.3
5,204		Interpublic Group of Cos., Inc.	184,950	0.1
16,264	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,103,838	0.6
2,932		News Corp - Class A	50,284	0.0
3,788		Nexstar Media Group, Inc.	704,189	0.4
2,738		Omnicom Group	247,980	0.2
9,900	(2)	Paramount Global - Class B	212,058	0.1
18,500		TEGNA, Inc.	321,900	0.2
			3,789,382	2.1

		Consumer Discretionary: 12.2%
442		Advance Auto Parts, Inc.	64,072	0.0
39,900	(1)	American Axle & Manufacturing Holdings, Inc.	351,120	0.2
597	(1)	Autonation, Inc.	81,496	0.0
289	(1)	Autozone, Inc.	718,610	0.4
9,157		Best Buy Co., Inc.	761,038	0.4
7,100		Big Lots, Inc.	101,885	0.1
18,200		Bloomin Brands, Inc.	475,020	0.3
12,183		BorgWarner, Inc.	612,561	0.3
5,400		Brunswick Corp.	472,068	0.3
4,000		Carter's, Inc.	301,560	0.2
106	(1)	Chipotle Mexican Grill, Inc.	158,055	0.1
1,091		D.R. Horton, Inc.	100,896	0.1
551		Darden Restaurants, Inc.	78,788	0.0
3,950		Dick's Sporting Goods, Inc.	508,089	0.3
4,000		Dine Brands Global, Inc.	306,680	0.2
1,664	(1)	Dollar Tree, Inc.	241,746	0.1
158		Domino's Pizza, Inc.	46,454	0.0
11,309		eBay, Inc.	519,083	0.3
13,100		Foot Locker, Inc.	572,732	0.3
837		Garmin Ltd.	82,135	0.0
2,061		Gentex Corp.	58,842	0.0
2,097		Genuine Parts Co.	370,875	0.2
30,393	(1)	Goodyear Tire & Rubber Co.	345,265	0.2
587	(1)	Grand Canyon Education, Inc.	66,501	0.0
14,539		H&R Block, Inc.	535,035	0.3
21,900		Hanesbrands, Inc.	124,392	0.1
16,600		Harley-Davidson, Inc.	789,330	0.4
1,000		Hibbett, Inc.	71,930	0.0
6,600		Kohl's Corp.	185,064	0.1
2,085		Lear Corp.	291,170	0.2
5,140		Lennar Corp. - Class A	497,244	0.3
2,649		LKQ Corp.	151,761	0.1
395	(1)	Lululemon Athletica, Inc.	122,134	0.1
14,400		Macy's, Inc.	294,624	0.2
22,400	(1)	Modine Manufacturing Co.	546,784	0.3
8,223	(1)	Mohawk Industries, Inc.	845,736	0.5
24	(1)	NVR, Inc.	124,167	0.1
9,100	(1)	ODP Corp./The	412,048	0.2
968	(1)	O'Reilly Automotive, Inc.	803,537	0.4
4,009		Penske Auto Group, Inc.	577,897	0.3
18,800	(1)	Perdoceo Education Corp.	259,158	0.1
9,139		Pulte Group, Inc.	499,629	0.3
18,887		PVH Corp.	1,515,493	0.8
21,732		Ross Stores, Inc.	2,402,255	1.3
1,283		Service Corp. International	86,641	0.1
4,000	(1)	Sleep Number Corp.	159,440	0.1
5,600		Thor Industries, Inc.	509,544	0.3
13,300		Toll Brothers, Inc.	797,202	0.4
1,286		Tractor Supply Co.	299,972	0.2
323	(1)	Ulta Beauty, Inc.	167,572	0.1
11,000		Upbound Group, Inc.	295,350	0.2
5,478		Whirlpool Corp.	755,854	0.4
2,531		Yum! Brands, Inc.	321,842	0.2
7,700	(1)	Zumiez, Inc.	179,102	0.1
			22,017,478	12.2

		Consumer Staples: 4.2%
8,300		Archer-Daniels-Midland Co.	660,680	0.4
2,174	(1)	BJ's Wholesale Club Holdings, Inc.	156,093	0.1
1,052		Brown-Forman Corp. - Class B	68,243	0.0
1,615		Bunge Ltd.	154,232	0.1
1,855		Campbell Soup Co.	97,425	0.1
1,094		Casey's General Stores, Inc.	227,497	0.1
1,067		Church & Dwight Co., Inc.	89,393	0.1
498		Clorox Co.	77,409	0.0
20,858		Conagra Brands, Inc.	759,440	0.4
1,209	(1)	Darling Ingredients, Inc.	76,493	0.0
5,700		Edgewell Personal Care Co.	243,390	0.1
1,161		Hershey Co.	276,690	0.2
2,436		Hormel Foods Corp.	108,110	0.1
3,800		Ingredion, Inc.	377,720	0.2
2,518		JM Smucker Co.	372,387	0.2
2,557		Kellogg Co.	168,609	0.1
29,599		Kroger Co.	1,276,901	0.7
720		Lamb Weston Holdings, Inc.	72,461	0.0
880		McCormick & Co., Inc.	65,402	0.0
13,995		Molson Coors Beverage Co.	744,394	0.4
626	(1)	Post Holdings, Inc.	56,315	0.0
9,000		SpartanNash Co.	240,840	0.1
16,600	(1)	Sprouts Farmers Market, Inc.	502,814	0.3
8,184		Tyson Foods, Inc.	484,820	0.3
7,800		Walgreens Boots Alliance, Inc.	277,134	0.2
			7,634,892	4.2

		Energy: 4.2%
7,790		APA Corp.	298,980	0.2
3,767		Baker Hughes Co.	115,270	0.1
9,100		California Resources Corp.	384,020	0.2
734		Cheniere Energy, Inc.	115,488	0.1
2,326		Chesapeake Energy Corp.	187,964	0.1
7,000		Civitas Resources, Inc.	491,190	0.3
1,648		Devon Energy Corp.	88,860	0.0
1,018		Hess Corp.	137,125	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

15,846		HF Sinclair Corp.	787,863	0.4
41,448		Marathon Oil Corp.	1,042,417	0.6
5,500		Marathon Petroleum Corp.	679,800	0.4
16,940		Occidental Petroleum Corp.	992,007	0.5
1,742		Oneok, Inc.	114,014	0.1
6,000		PDC Energy, Inc.	402,660	0.2
11,387		Phillips 66	1,167,851	0.6
2,400		Valero Energy Corp.	316,152	0.2
2,342	(1)	Vitesse Energy, Inc.	40,727	0.0
7,174		Williams Cos., Inc.	215,937	0.1
			7,578,325	4.2

		Financials: 18.7%
415		Affiliated Managers Group, Inc.	66,155	0.0
13,758		Aflac, Inc.	937,608	0.5
7,461		Allstate Corp.	960,828	0.5
12,100		Ally Financial, Inc.	363,605	0.2
3,217		American Financial Group, Inc.	431,432	0.2
9,400		American International Group, Inc.	574,434	0.3
3,378		Ameriprise Financial, Inc.	1,158,215	0.6
10,675		Annaly Capital Management, Inc.	220,759	0.1
3,351		Apollo Global Management, Inc.	237,586	0.1
5,548	(1)	Arch Capital Group Ltd.	388,360	0.2
1,020		Arthur J. Gallagher & Co.	191,097	0.1
15,900		Associated Banc-Corp.	368,085	0.2
428		Assurant, Inc.	54,523	0.0
10,627		Bank of New York Mellon Corp.	540,702	0.3
28,478		Bank of NT Butterfield & Son Ltd.	1,029,480	0.6
1,258		Brown & Brown, Inc.	70,536	0.0
7,022		Camden National Corp.	288,955	0.2
8,600		Cathay General Bancorp.	369,112	0.2
820		Cboe Global Markets, Inc.	103,459	0.1
3,027		Cincinnati Financial Corp.	365,359	0.2
15,300		Citizens Financial Group, Inc.	638,928	0.4
20,300		CNO Financial Group, Inc.	520,086	0.3
5,963		Discover Financial Services	667,856	0.4
29,541		East West Bancorp, Inc.	2,251,320	1.3
310		Erie Indemnity Co.	72,971	0.0
6,200		Essent Group Ltd.	266,290	0.2
550		Evercore, Inc.	72,149	0.0
1,967		Everest Re Group Ltd.	755,269	0.4
1,418		F&G Annuities & Life, Inc.	28,885	0.0
267		Factset Research Systems, Inc.	110,685	0.1
18,400		Farmers National Banc Corp.	262,200	0.1
22,908		Fidelity National Financial, Inc.	913,113	0.5
10,700		Fifth Third Bancorp	388,410	0.2
7,586		First American Financial Corp.	430,733	0.2
9,959		First Republic Bank	1,225,057	0.7
16,400	(2)	FS KKR Capital Corp.	323,244	0.2
44,200	(1)	Genworth Financial, Inc.	275,366	0.2
732		Globe Life, Inc.	89,077	0.1
409		Hanover Insurance Group, Inc.	57,047	0.0
18,217		Hartford Financial Services Group, Inc.	1,426,027	0.8
8,000		HomeStreet, Inc.	201,840	0.1
3,511		Huntington Bancshares, Inc.	53,788	0.0
19,901		Jefferies Financial Group, Inc.	752,059	0.4
21,300		Keycorp	389,577	0.2
8,473		Lazard Ltd.	316,551	0.2
6,500		Lincoln National Corp.	206,180	0.1
1,541		Loews Corp.	94,140	0.1
412		LPL Financial Holdings, Inc.	102,819	0.1
626		M&T Bank Corp.	97,212	0.1
208	(1)	Markel Corp.	276,611	0.2
24,000		MGIC Investment Corp.	330,240	0.2
341		MSCI, Inc. - Class A	178,053	0.1
2,092		Nasdaq, Inc.	117,277	0.1
23,000		Navient Corp.	415,150	0.2
16,600		OFG Bancorp	504,972	0.3
22,512		Old Republic International Corp.	593,641	0.3
1,092		Principal Financial Group, Inc.	97,799	0.1
44,300		Prospect Capital Corp.	328,263	0.2
2,084		Prudential Financial, Inc.	208,400	0.1
753		Raymond James Financial, Inc.	81,670	0.0
42,077		Regions Financial Corp.	981,236	0.5
463		Reinsurance Group of America, Inc.	66,890	0.0
22,498		SEI Investments Co.	1,355,504	0.8
120,432		SLM Corp.	1,731,812	1.0
6,300		State Street Corp.	558,684	0.3
2,280		Synchrony Financial	81,419	0.0
1,537		T. Rowe Price Group, Inc.	172,574	0.1
8,500		Unum Group	378,675	0.2
13,500		Victory Capital Holdings, Inc.	458,460	0.3
71,411		Virtu Financial, Inc.	1,312,534	0.7
9,900		WesBanco, Inc.	357,885	0.2
2,365		Willis Towers Watson PLC	554,261	0.3
2,054		WR Berkley Corp.	135,954	0.1
14,100		Zions Bancorp NA	713,742	0.4
			33,700,875	18.7

		Health Care: 8.5%
18,703		Agilent Technologies, Inc.	2,655,265	1.5
6,140		AmerisourceBergen Corp.	955,138	0.5
7,418		Becton Dickinson & Co.	1,739,892	1.0
557	(1)	Biogen, Inc.	150,312	0.1
17,184		Cardinal Health, Inc.	1,301,001	0.7
154		Chemed Corp.	80,323	0.0
349		Cooper Cos., Inc.	114,112	0.1
5,500	(1)	DaVita, Inc.	452,430	0.3
1,483		Embecta Corp.	47,382	0.0
2,662	(1)	Henry Schein, Inc.	208,461	0.1
2,706	(1)	Hologic, Inc.	215,506	0.1
203	(1)	Idexx Laboratories, Inc.	96,068	0.1
1,669	(1)	Incyte Corp., Ltd.	128,479	0.1
544	(1)	IQVIA Holdings, Inc.	113,408	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

6,790	(1)	Jazz Pharmaceuticals PLC	953,316	0.5
11,549		Laboratory Corp. of America Holdings	2,764,369	1.5
1,800		McKesson Corp.	629,658	0.4
117	(1)	Mettler Toledo International, Inc.	167,744	0.1
970	(1)	Molina Healthcare, Inc.	267,070	0.1
2,932		Organon & Co.	71,805	0.0
1,740		Quest Diagnostics, Inc.	240,746	0.1
500		Resmed, Inc.	106,500	0.1
2,342		Royalty Pharma PLC	83,961	0.0
2,092	(1)	United Therapeutics Corp.	514,716	0.3
3,452		Universal Health Services, Inc.	461,084	0.3
292	(1)	Veeva Systems, Inc.	48,373	0.0
45,906		Viatris, Inc.	523,328	0.3
372	(1)	Waters Corp.	115,651	0.1
699		Zimmer Biomet Holdings, Inc.	86,585	0.0
			15,292,683	8.5

		Industrials: 15.7%
44,500		ACCO Brands Corp.	252,315	0.1
1,075		AECOM	92,837	0.1
10,239		AGCO Corp.	1,441,754	0.8
41,671		Air Lease Corp.	1,803,521	1.0
8,700	(1)	Alaska Air Group, Inc.	416,121	0.2
589		Allegion Public Ltd.	66,386	0.0
18,193		Allison Transmission Holdings, Inc.	864,167	0.5
1,066		Ametek, Inc.	150,903	0.1
1,048		AO Smith Corp.	68,780	0.0
8,900		Apogee Enterprises, Inc.	407,264	0.2
3,900	(1)	Atkore, Inc.	569,478	0.3
5,100		Boise Cascade Co.	352,461	0.2
1,070		Booz Allen Hamilton Holding Corp.	101,361	0.1
6,000	(1)	Builders FirstSource, Inc.	508,680	0.3
906		BWX Technologies, Inc.	55,366	0.0
248	(1)	CACI International, Inc.	72,664	0.0
3,849		Carrier Global Corp.	173,320	0.1
1,644		CH Robinson Worldwide, Inc.	164,334	0.1
599		Cintas Corp.	262,644	0.2
2,700	(1)	Copart, Inc.	190,242	0.1
986	(1)	CoStar Group, Inc.	69,671	0.0
569		Crane Holdings Co.	68,155	0.0
5,130		Cummins, Inc.	1,247,000	0.7
320		Curtiss-Wright Corp.	55,933	0.0
11,609	(1)	Delta Air Lines, Inc.	445,089	0.3
1,146		Donaldson Co., Inc.	72,485	0.0
660		Dover Corp.	98,934	0.1
17,051		EMCOR Group, Inc.	2,851,268	1.6
2,331		Expeditors International Washington, Inc.	243,729	0.1
3,400		Fastenal Co.	175,304	0.1
930		Fortive Corp.	61,994	0.0
495	(1)	FTI Consulting, Inc.	90,936	0.1
1,359		Graco, Inc.	94,505	0.1
10,300	(1)	Hawaiian Holdings, Inc.	115,360	0.1
8,400		Hillenbrand, Inc.	395,976	0.2
375		Hubbell, Inc.	94,328	0.1
1,500		Huntington Ingalls Industries, Inc.	322,800	0.2
1,766		IDEX Corp.	397,315	0.2
24,500		Interface, Inc.	216,090	0.1
19,295		Jacobs Solutions, Inc.	2,305,753	1.3
1,054		JB Hunt Transport Services, Inc.	190,553	0.1
1,741		Knight-Swift Transportation Holdings, Inc.	98,958	0.1
718		Landstar System, Inc.	129,807	0.1
1,468		Leidos Holdings, Inc.	142,499	0.1
292		Lennox International, Inc.	74,410	0.0
520		Lincoln Electric Holdings, Inc.	87,324	0.1
5,922		Manpowergroup, Inc.	502,659	0.3
1,513		Masco Corp.	79,327	0.0
11,000		MDU Resources Group, Inc.	350,350	0.2
4,800		Moog, Inc.	473,376	0.3
358		Nordson Corp.	78,631	0.0
589		Old Dominion Freight Line	199,824	0.1
2,953		Otis Worldwide Corp.	249,883	0.1
10,520		Owens Corning, Inc.	1,028,751	0.6
6,032		Paccar, Inc.	435,510	0.2
707		Parker Hannifin Corp.	248,758	0.1
1,553		Republic Services, Inc.	200,228	0.1
833		Robert Half International, Inc.	67,156	0.0
277		Rockwell Automation, Inc.	81,696	0.1
2,307		Rollins, Inc.	81,206	0.0
7,100		Rush Enterprises, Inc. - Class A	402,428	0.2
6,722		Ryder System, Inc.	658,151	0.4
593		Science Applications International Corp.	63,238	0.0
3,735		Snap-On, Inc.	928,820	0.5
4,199		Southwest Airlines Co.	141,002	0.1
457		Tetra Tech, Inc.	62,559	0.0
1,471		Textron, Inc.	106,692	0.1
3,500		Timken Co.	299,075	0.2
23,200	(1)	Titan International, Inc.	287,912	0.2
1,477		Toro Co.	163,120	0.1
925		Trane Technologies PLC	171,097	0.1
8,400		Triton International Ltd.	579,096	0.3
8,100	(1)	United Airlines Holdings, Inc.	420,876	0.2
281		United Rentals, Inc.	131,657	0.1
10,700		Universal Logistics Holdings, Inc.	317,790	0.2
467		Verisk Analytics, Inc.	79,908	0.0
335		Watsco, Inc.	102,078	0.1
7,046		Westinghouse Air Brake Technologies Corp.	735,109	0.4
466		WW Grainger, Inc.	311,488	0.2
578		Xylem, Inc.	59,332	0.0
			28,259,557	15.7

		Information Technology: 13.0%
12,813	(1)	Advanced Micro Devices, Inc.	1,006,845	0.6
949	(1)	Akamai Technologies, Inc.	68,897	0.0
6,977		Amdocs Ltd.	639,163	0.4
32,600		Amkor Technology, Inc.	839,776	0.5
2,737		Amphenol Corp.	212,172	0.1
998	(1)	Arista Networks, Inc.	138,423	0.1
7,823	(1)	Arrow Electronics, Inc.	923,036	0.5
8,000		Avnet, Inc.	357,680	0.2
33,023	(1)	Black Knight, Inc.	1,968,171	1.1
546		Broadridge Financial Solutions, Inc. ADR	76,866	0.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

1,330	(1)	Cadence Design Systems, Inc.	256,610	0.1
6,988		Corning, Inc.	237,243	0.1
2,281		Dell Technologies, Inc.	92,700	0.1
5,400	(1)	Diodes, Inc.	495,126	0.3
11,200	(1)	DXC Technology Co.	310,688	0.2
18,531	(1)	Euronet Worldwide, Inc.	2,017,099	1.1
174	(1)	Fair Isaac Corp.	117,866	0.1
483	(1)	First Solar, Inc.	81,695	0.0
345	(1)	FleetCor Technologies, Inc.	74,103	0.0
1,617	(1)	Fortinet, Inc.	96,114	0.1
569	(1)	Gartner, Inc.	186,524	0.1
2,869		Gen Digital, Inc.	55,974	0.0
46,401		Genpact Ltd.	2,214,720	1.2
809		Global Payments, Inc.	90,770	0.0
44,929		Hewlett Packard Enterprise Co.	701,342	0.4
39,181		HP, Inc.	1,156,623	0.6
14,692		Jabil, Inc.	1,219,877	0.7
784		Jack Henry & Associates, Inc.	128,764	0.1
2,179		Juniper Networks, Inc.	67,070	0.0
16,371	(1)	Keysight Technologies, Inc.	2,618,705	1.5
5,900		Methode Electronics, Inc.	287,507	0.2
1,578		Microchip Technology, Inc.	127,865	0.1
1,032		Motorola Solutions, Inc.	271,220	0.1
1,269		NetApp, Inc.	81,914	0.0
2,681		Paychex, Inc.	295,982	0.2
3,700	(1)	Qorvo, Inc.	373,293	0.2
2,802		Roper Technologies, Inc.	1,205,420	0.7
6,700	(1)	Sanmina Corp.	405,082	0.2
7,300		Seagate Technology Holdings PLC	471,288	0.3
875	(1)	Synopsys, Inc.	318,290	0.2
3,800		TD SYNNEX Corp.	366,776	0.2
406	(1)	VeriSign, Inc.	79,913	0.0
24,513		Western Union Co.	317,688	0.2
21,000		Xerox Holdings Corp.	346,290	0.2
			23,399,170	13.0

		Materials: 7.7%
7,406		Albemarle Corp.	1,883,420	1.0
11,549		Amcor PLC	128,656	0.1
354		Avery Dennison Corp.	64,495	0.0
8,088		Berry Global Group, Inc.	502,265	0.3
4,724		Celanese Corp. - Series A	549,070	0.3
2,750		CF Industries Holdings, Inc.	236,197	0.1
12,900		Chemours Co.	440,922	0.2
9,031		Corteva, Inc.	562,541	0.3
7,900		Dow, Inc.	451,880	0.3
6,160		DuPont de Nemours, Inc.	449,865	0.3
3,988		Eastman Chemical Co.	339,778	0.2
775		FMC Corp.	100,091	0.1
17,906		Huntsman Corp.	525,362	0.3
5,980	(1)	Ingevity Corp.	493,709	0.3
11,249		International Paper Co.	409,351	0.2
10,500		Koppers Holdings, Inc.	376,845	0.2
8,652		LyondellBasell Industries NV - Class A	830,505	0.5
9,500		Mativ Holdings, Inc.	246,145	0.1
2,092		Mosaic Co.	111,273	0.1
6,881		Nucor Corp.	1,152,155	0.6
22,600	(1)	O-I Glass, Inc.	502,172	0.3
1,397		Olin Corp.	80,677	0.0
1,108		Packaging Corp. of America	151,486	0.1
835		PPG Industries, Inc.	110,270	0.1
5,495		Reliance Steel & Aluminum Co.	1,361,881	0.8
543		RPM International, Inc.	48,126	0.0
8,100		Silgan Holdings, Inc.	432,540	0.2
10,062		Steel Dynamics, Inc.	1,268,919	0.7
799		Sylvamo Corp.	39,415	0.0
2,227		WestRock Co.	69,928	0.0
			13,919,939	7.7

		Real Estate: 8.7%
14,847		Alexandria Real Estate Equities, Inc.	2,223,784	1.2
30,700		Apple Hospitality REIT, Inc.	506,857	0.3
356		AvalonBay Communities, Inc.	61,417	0.0
20,600		Brandywine Realty Trust	121,334	0.1
16,000		Brixmor Property Group, Inc.	362,240	0.2
30,345	(1)	CBRE Group, Inc.	2,583,573	1.4
8,700		EPR Properties	355,308	0.2
2,697		Equinix, Inc.	1,856,264	1.0
1,454		Equity Residential	90,904	0.0
554		Extra Space Storage, Inc.	91,216	0.1
62,855		Franklin Street Properties Corp.	152,109	0.1
12,500		Industrial Logistics Properties Trust	51,250	0.0
1,111		Iron Mountain, Inc.	58,605	0.0
17,400		Medical Properties Trust, Inc.	179,220	0.1
13,252		Mid-America Apartment Communities, Inc.	2,121,645	1.2
55,600		Necessity Retail REIT, Inc./The	381,416	0.2
6,900		Office Properties Income Trust	113,436	0.1
12,000		Omega Healthcare Investors, Inc.	321,480	0.2
29,400		Paramount Group, Inc.	154,938	0.1
24,600		Piedmont Office Realty Trust, Inc.	225,090	0.1
17,700		RLJ Lodging Trust	200,718	0.1
28,200		Sabra Healthcare REIT, Inc.	335,862	0.2
3,913		SBA Communications Corp.	1,014,837	0.6
14,200		Service Properties Trust	155,916	0.1
4,386		Simon Property Group, Inc.	535,487	0.3
21,500		SITE Centers Corp.	287,455	0.2
22,400		Tanger Factory Outlet Centers, Inc.	423,136	0.2
34,400		Uniti Group, Inc.	188,856	0.1
4,445		VICI Properties, Inc.	149,041	0.1
9,647		Weyerhaeuser Co.	301,469	0.2
697		WP Carey, Inc.	56,568	0.0
			15,661,431	8.7

		Utilities: 3.2%
3,537		AES Corp.	87,293	0.1
1,167		Alliant Energy Corp.	59,832	0.0
1,593		Ameren Corp.	131,757	0.1
581		American Water Works Co., Inc.	81,561	0.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

944	Atmos Energy Corp.	106,493	0.1
2,623	Centerpoint Energy, Inc.	72,972	0.0
2,661	CMS Energy Corp.	156,919	0.1
2,842	Consolidated Edison, Inc.	253,933	0.1
2,600	DTE Energy Co.	285,246	0.2
1,263	Edison International	83,623	0.0
1,642	Entergy Corp.	168,913	0.1
1,483	Evergy, Inc.	87,215	0.0
1,732	Eversource Energy	130,523	0.1
3,964	FirstEnergy Corp.	156,737	0.1
12,165	National Fuel Gas Co.	696,811	0.4
2,964	NiSource, Inc.	81,303	0.0
28,574	NRG Energy, Inc.	936,941	0.5
1,040	Pinnacle West Capital Corp.	76,627	0.0
3,057	PPL Corp.	82,753	0.0
1,536	Public Service Enterprise Group, Inc.	92,820	0.1
22,327	UGI Corp.	831,234	0.5
37,000	Vistra Corp.	813,630	0.5
2,015	WEC Energy Group, Inc.	178,650	0.1
3,524	Xcel Energy, Inc.	227,545	0.1
		5,881,331	3.2
	Total Common Stock
	(Cost $165,117,520)	177,135,063	98.2

EXCHANGE-TRADED FUNDS: 0.1%
3,365	iShares Russell Midcap Index Fund	239,622	0.1

	Total Exchange-Traded Funds
	(Cost $245,859)	239,622	0.1

	Total Long-Term Investments
	(Cost $165,363,379)	177,374,685	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 0.3%
550,085	(3) Citigroup, Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $550,154, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $561,087, due 12/26/24-01/15/58)
	(Cost $550,085)	550,085	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
3,042,380	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.420%
	(Cost $3,042,380)	3,042,380	1.7

	Total Short-Term Investments
	(Cost $3,592,465)	3,592,465	2.0

	Total Investments in Securities (Cost $168,955,844)	$180,967,150	100.3
	Liabilities in Excess of Other Assets	(509,716)	(0.3)
	Net Assets	$180,457,434	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$177,135,063	$–	$–	$177,135,063
Exchange-Traded Funds	239,622	–	–	239,622
Short-Term Investments	3,042,380	550,085	–	3,592,465
Total Investments, at fair value	$180,417,065	$550,085	$–	$180,967,150

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $169,549,768.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,764,065
Gross Unrealized Depreciation	(13,346,683)

Net Unrealized Appreciation	$11,417,382